                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07169

                   Morgan Stanley International SmallCap Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                      Date of fiscal year end: May 31, 2004

                     Date of reporting period: May 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN
MORGAN STANLEY INTERNATIONAL SMALLCAP FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND
INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

FOR THE YEAR ENDED MAY 31, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MAY 31, 2004

                                                    MORGAN
                                                   STANLEY
                                                   CAPITAL            LIPPER
                                             INTERNATIONAL     INTERNATIONAL
                                                    (MSCI)         SMALL-CAP
                                                      EAFE             FUNDS
CLASS A    CLASS B    CLASS C     CLASS D         INDEX(1)        AVERAGE(2)
 47.70%     46.19%     46.24%      47.70%           32.66%            43.72%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Global equity markets staged a broad rally during the 12-month period ended May 31, 2004. The period began amid a wave of optimism caused by the conclusion of the initial stages of the Iraq conflict in April 2003, which many felt would allay investors' geopolitical concerns and usher in a period of economic growth. As a result, investors favored the smaller-cap, high-beta equities that would benefit most during a period of economic recovery. These companies subsequently rallied and strongly outperformed their large-cap counterparts, rewarding investors who bought them early in the period. Cyclical sectors continued to rally through 2003, led by industrials, materials and information technology. On the other hand, traditionally defensive sectors lagged the overall market as investors shifted assets to sectors with more growth potential.

In early 2004, however, investor sentiment changed partly due to fears of rising interest rates, higher oil prices and the questionable sustainability of earnings growth. The U.S. Federal Open Market Committee hinted that interest rates might need to rise to mitigate inflation concerns. Investors shifted assets out of cyclically sensitive sectors to more defensive ones to take profits, purchase attractively valued stocks in other sectors. Currency had a striking effect on returns for dollar-based investors due to fluctuations in the value of the euro and the yen: U.S.-dollar-based investors enjoyed almost twice the return of local currency investors.

PERFORMANCE ANALYSIS

Morgan Stanley International SmallCap Fund outperformed the Morgan Stanley Capital International (MSCI) EAFE Index and the Lipper International Small-Cap Funds Average during the 12-month period ended May 31, 2004. The Fund's allocation to Japan was the strongest contributor due to good stock selection across a number of sectors, particularly the materials and financials sectors.

In the materials sector, the nickel mining company Pacific Metal gained as the Japanese economy recovered and nickel demand rose from China. The Fund purchased the real estate companies Leopalace 21 and TOC and the consumer finance company Aiful at attractive valuations after a 10-year bear market. Leopalace 21 and TOC gained as vacancy rates rose from baseline levels, and all three companies benefited as the Japanese economy staged a recovery. In other markets, the Fund benefited from its stock selection in the U.K. and Finland, where its small-cap stocks outperformed large-cap companies. Additionally, the Fund gained relative to its peer group when market leadership changed in early 2004 to more value-oriented sectors, as it was well-positioned to take advantage of the shift.

While many of the Fund's allocations returned positive results, our focus on small-cap stocks hurt in some areas. Information technology services and telecom equipment companies like Alcatel and Ericsson performed well during the period. Despite their inclusion in the MSCI EAFE Index, the Fund did not own them because of their large capitalization levels, thus hindering performance. The Fund was also hurt by its holdings in the oil company IHC Caland, which came under market scrutiny due to increased competition from emerging markets companies.

TOP 10 HOLDINGS

Jaccs Co. Ltd.                               2.8%
Daiburu Corp.                                2.1
Neopost, S.A.                                2.0
Sumitomo Osaka Cement Co., Ltd.              2.0
TOC Co. Ltd.                                 1.9
Luminar, PLC                                 1.9
Cattles, PLC                                 1.6
Ariake Japan Co., Ltd.                       1.6
Omega Pharma, S.A.                           1.6
Asatsu-DK, Inc.                              1.4

TOP FIVE COUNTRIES

Japan                                       33.3%
United Kingdom                              16.5
Switzerland                                  7.7
Germany                                      5.9
France                                       4.7

DATA AS OF MAY 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) OF "SMALL CAPITALIZATION" COMPANIES LOCATED OUTSIDE THE UNITED STATES. A COMPANY IS CONSIDERED TO BE A "SMALL CAPITALIZATION" COMPANY IF IT HAS A MARKET CAPITALIZATION OF GENERALLY LESS THAN $3 BILLION AT THE TIME OF PURCHASE. THE FUND INVESTS IN COMPANIES LOCATED IN AT LEAST THREE COUNTRIES OUTSIDE THE UNITED STATES, AND CURRENTLY MAY INVEST MORE THAN 25% OF ITS ASSETS IN SECURITIES OF COMPANIES LOCATED IN EACH OF THE UNITED KINGDOM AND JAPAN. A COMPANY IS CONSIDERED TO BE LOCATED IN A PARTICULAR COUNTRY IF IT (a) IS ORGANIZED UNDER THE LAWS OF THE COUNTRY, (b) HAS SECURITIES WHICH ARE PRINCIPALLY TRADED ON A STOCK EXCHANGE IN THE COUNTRY, (c) DERIVES AT LEAST 50% OF ITS REVENUES FROM GOODS PRODUCED OR SOLD, INVESTMENTS MADE, OR SERVICES PERFORMED IN THE COUNTRY, OR (d) MAINTAINS AT LEAST 50% OF ITS ASSETS IN THE COUNTRY.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                                             CLASS B++    MSCI EAFE(1)     LIPPER(2)
July 29, 1994                              $     10,000   $     10,000   $     10,000
August 31, 1994                            $      9,940   $     10,236   $     10,235
November 30, 1994                          $      8,920   $      9,751   $      9,565
February 28, 1995                          $      8,210   $      9,409   $      9,038
May 31, 1995                               $      8,540   $     10,248   $      9,536
August 31, 1995                            $      9,010   $     10,288   $      9,930
November 30, 1995                          $      8,960   $     10,491   $      9,796
February 29, 1996                          $      9,650   $     10,995   $     10,491
May 31, 1996                               $     10,280   $     11,343   $     11,424
August 31, 1996                            $      9,860   $     11,097   $     11,245
November 30, 1996                          $      9,580   $     11,725   $     11,750
February 28, 1997                          $      9,052   $     11,352   $     12,095
May 31, 1997                               $      9,302   $     12,199   $     12,496
August 31, 1997                            $      8,853   $     12,103   $     12,548
November 30, 1997                          $      8,165   $     11,677   $     11,992
February 28, 1998                          $      8,332   $     13,108   $     13,117
May 31, 1998                               $      9,177   $     13,552   $     14,805
August 31, 1998                            $      7,842   $     12,084   $     12,556
November 30, 1998                          $      7,946   $     13,595   $     13,152
February 28, 1999                          $      8,134   $     13,753   $     13,716
May 31, 1999                               $      9,177   $     14,139   $     14,922
August 31, 1999                            $     11,398   $     15,183   $     17,285
November 30, 1999                          $     12,576   $     16,464   $     20,177
February 29, 2000                          $     12,753   $     17,255   $     26,617
May 31, 2000                               $     11,679   $     16,567   $     21,848
August 31, 2000                            $     11,617   $     16,637   $     23,463
November 30, 2000                          $     10,292   $     14,874   $     19,116
February 28, 2001                          $     10,338   $     14,239   $     18,752
May 31, 2001                               $     10,192   $     13,712   $     17,880
August 31, 2001                            $      9,690   $     12,585   $     16,091
November 30, 2001                          $      9,252   $     12,028   $     15,322
February 28, 2002                          $      9,117   $     11,536   $     15,319
May 31, 2002                               $     10,547   $     12,396   $     16,848
August 31, 2002                            $      9,353   $     10,703   $     14,568
November 30, 2002                          $      8,504   $     10,524   $     13,770
February 28, 2003                          $      8,225   $      9,523   $     13,044
May 31, 2003                               $      9,450   $     10,872   $     15,301
August 31, 2003                            $     10,826   $     11,680   $     17,389
November 30, 2003                          $     11,783   $     13,075   $     19,808
February 29, 2004                          $     13,450   $     14,626   $     22,360
May 31, 2004                               $     13,815   $     14,424   $     21,986

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2004

                                 CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                                (SINCE 07/28/97)     (SINCE 07/29/94)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                                     ISMAX                ISMBX                ISMCX                ISMDX
1 YEAR                                     47.70%(3)            46.19%(3)            46.24%(3)            47.70%(3)
                                           39.94(4)             41.19(4)             45.24(4)                --
5 YEARS                                     9.48(3)              8.53(3)              8.56(3)              9.60(3)
                                            8.31(4)              8.24(4)              8.56(4)                --
SINCE INCEPTION                             6.76(3)              3.34(3)              5.94(3)              6.86(3)
                                            5.92(4)              3.34(4)              5.94(4)                --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++  CLASS D HAS NO SALES CHARGE.
(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(2) THE LIPPER INTERNATIONAL SMALL-CAP FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER INTERNATIONAL SMALL-CAP FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
@@  ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2004.

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

PORTFOLIO OF INVESTMENTS - MAY 31, 2004

NUMBER OF
 SHARES                                                                   VALUE
------------------------------------------------------------------------------------
                 COMMON AND PREFERRED STOCKS (95.6%)

                 AUSTRALIA (3.5%)
                 APPAREL/FOOTWEAR
       312,822   Pacific Brands Ltd.*                                 $      565,088
                                                                      --------------
                 FINANCIAL CONGLOMERATES
       173,074   Promina Group Ltd.                                          468,348
                                                                      --------------
                 HOSPITAL/NURSING
                 MANAGEMENT
       142,741   Ramsay Health Care Ltd.                                     547,295
                                                                      --------------
                 INFORMATION TECHNOLOGY
                 SERVICES
        76,927   Solution 6 Holdings Ltd.*                                    48,884
                                                                      --------------
                 PACKAGED SOFTWARE
     1,119,878   INFOMEDIA Ltd.                                              679,654
       166,374   MYOB Ltd.                                                   162,744
                                                                      --------------
                                                                             842,398
                                                                      --------------
                 PUBLISHING: NEWSPAPERS
       591,140   John Fairfax Holdings Ltd.                                1,460,376
                                                                      --------------
                 TOTAL AUSTRALIA                                           3,932,389
                                                                      --------------
                 AUSTRIA (0.5%)
                 INDUSTRIAL MACHINERY
        12,588   Andritz AG                                                  582,118
                                                                      --------------
                 BELGIUM (1.6%)
                 FOOD: SPECIALTY/CANDY
        37,165   Omega Pharma S.A.                                         1,798,508
                                                                      --------------
                 DENMARK (1.0%)
                 FOOD: SPECIALTY/CANDY
        11,389   Danisco AS                                                  539,280
                                                                      --------------
                 OTHER TRANSPORTATION
         4,088   Kobenhavns Lufthavne AS                                     579,706
                                                                      --------------
                 TOTAL DENMARK                                             1,118,986
                                                                      --------------
                 FINLAND (4.2%)
                 BUILDING PRODUCTS
        15,170   Uponor Oyj                                                  483,175
                                                                      --------------
                 ENGINEERING & CONSTRUCTION
        18,638   Kone Oyj (B Shares)                                  $    1,073,954
                                                                      --------------
                 INDUSTRIAL MACHINERY
        88,925   Metso Oyj                                                 1,091,024
                                                                      --------------
                 MULTI-LINE INSURANCE
        90,674   Pohjola Group PLC
                  (D Shares)                                                 885,559
                                                                      --------------
                 TRUCKS/CONSTRUCTION/
                 FARM MACHINERY
        35,445   KCI Konecranes Oyj                                        1,224,576
                                                                      --------------
                 TOTAL FINLAND                                             4,758,288
                                                                      --------------
                 FRANCE (4.7%)
                 AEROSPACE & Defense
        34,832   Zodiac S.A.                                               1,131,109
                                                                      --------------
                 BROADCASTING
         1,735   NRJ Group                                                    35,203
                                                                      --------------
                 ENGINEERING & CONSTRUCTION
         3,123   Alliance et Gestion
                  Commerciale                                                357,237
                                                                      --------------
                 OFFICE EQUIPMENT/SUPPLIES
        40,238   Neopost S.A.                                              2,279,286
                                                                      --------------
                 OTHER CONSUMER SPECIALTIES
        19,953   L'Europeenne d'Extincteurs*                                       0
                                                                      --------------
                 OTHER TRANSPORTATION
        33,797   Autoroutes du Sud de la
                  France                                                   1,289,768
                                                                      --------------
                 TEXTILES
         8,044   Chargeurs S.A.                                              263,179
                                                                      --------------
                 TOTAL FRANCE                                              5,355,782
                                                                      --------------
                 GERMANY (5.9%)
                 APPAREL/FOOTWEAR
        41,745   Hugo Boss AG (Pref.)                                        891,840
                                                                      --------------
                 AUTO PARTS: O.E.M.
        14,495   Beru AG                                                   1,091,989
                                                                      --------------
                 CHEMICALS: AGRICULTURAL
        34,824   K+S AG                                                    1,117,245
                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                   VALUE
------------------------------------------------------------------------------------
                 ELECTRICAL PRODUCTS
        15,620   Pfeiffer Vacuum
                  Technology AG                                       $      615,925
                                                                      --------------
                 HOME FURNISHINGS
        15,119   WMF - Wuerttembergische
                  Metallwarenfabrik
                  AG (Pref.)                                                 241,790
                                                                      --------------
                 INDUSTRIAL MACHINERY
         4,117   Rational AG                                                 264,822
        42,700   Sartorius AG                                                605,729
                                                                      --------------
                                                                             870,551
                                                                      --------------
                 INTERNET SOFTWARE/SERVICES
         2,901   SCS Standard
                  Computersysteme*                                                 0
                                                                      --------------
                 MEDICAL DISTRIBUTORS
        11,278   Celesio AG                                                  643,663
                                                                      --------------
                 MISCELLANEOUS COMMERCIAL
                 SERVICES
        50,674   Techem AG*                                                1,178,487
                                                                      --------------
                 TOTAL GERMANY                                             6,651,490
                                                                      --------------
                 GREECE (1.1%)
                 CASINO/GAMING
        64,855   Greek Organization of
                  Football Prognostics                                     1,246,214
                                                                      --------------
                 HONG KONG (0.7%)
                 SPECIALTY TELECOMMUNICATIONS
       514,060   Asia Satellite
                  Telecommunications
                  Holdings Ltd.                                              804,641
                                                                      --------------
                 IRELAND (2.0%)
                 ENGINEERING & CONSTRUCTION
       165,846   Kingspan Group PLC                                          981,954
                                                                      --------------
                 FOOD: SPECIALTY/CANDY
        61,728   Kerry Group PLC (A Shares)                                1,273,543
                                                                      --------------
                 TOTAL IRELAND                                             2,255,497
                                                                      --------------
                 ITALY (4.0%)
                 AUTO PARTS: O.E.M.
       229,779   Sogefi SpA                                           $      861,179
                                                                      --------------
                 BEVERAGES: ALCOHOLIC
        20,056   Davide Campari-Milano SpA                                   949,994
                                                                      --------------
                 CONSTRUCTION MATERIALS
       109,152   Buzzi Unicem SpA                                          1,435,132
                                                                      --------------
                 ELECTRONIC COMPONENTS
        37,096   Saes Getters RNC                                            335,575
        22,339   Saes Getters SpA                                            343,620
                                                                      --------------
                                                                             679,195
                                                                      --------------
                 REGIONAL BANKS
       378,410   Cassa di Risparmio di
                  Firenze SpA                                                649,058
                                                                      --------------
                 TOTAL ITALY                                               4,574,558
                                                                      --------------
                 JAPAN (33.3%)
                 ADVERTISING/MARKETING
                 SERVICES
        60,200   Asatsu - DK Inc.                                          1,555,767
                                                                      --------------
                 BEVERAGES: NON-ALCOHOLIC
        29,200   ITO EN, Ltd.                                              1,257,708
                                                                      --------------
                 BROADCASTING
           173   TV Asahi Corp.                                              321,590
                                                                      --------------
                 COMMERCIAL PRINTING/FORMS
        89,000   Asia Securities Printing
                  Co., Ltd.                                                  798,159
        71,500   Toppan Forms Co., Ltd.                                      958,261
                                                                      --------------
                                                                           1,756,420
                                                                      --------------
                 CONSTRUCTION MATERIALS
       926,000   Sumitomo Osaka Cement
                  Co., Ltd.                                                2,241,948
                                                                      --------------
                 CONSUMER SUNDRIES
       104,000   Sanrio Co., Ltd.                                          1,243,888
                                                                      --------------
                 ELECTRICAL PRODUCTS
        90,000   Osaki Electric Co., Ltd.                                    441,513
                                                                      --------------
                 ELECTRONIC COMPONENTS
        64,800   Yamaichi Electronics Co.                                    640,479
                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                   VALUE
------------------------------------------------------------------------------------
                 ELECTRONIC PRODUCTION
                 EQUIPMENT
        57,200   Shinkawa Ltd.                                        $    1,283,732
                                                                      --------------
                 ELECTRONICS/APPLIANCES
        16,100   Nihon Trim Co., Ltd.                                      1,137,278
                                                                      --------------
                 FINANCE/RENTAL/LEASING
        11,600   Aiful Corp.                                               1,134,966
       536,000   Jaccs Co., Ltd.                                           3,130,069
        14,600   Sanyo Electric Credit
                  Co., Ltd.                                                  314,427
                                                                      --------------
                                                                           4,579,462
                                                                      --------------
                 FOOD RETAIL
         1,700   OZEKI Co., Ltd.                                              87,096
                                                                      --------------
                 FOOD: MEAT/FISH/DAIRY
        60,000   Snow Brand Milk Products
                  Co., Ltd.*                                                 196,953
                                                                      --------------
                 FOOD: SPECIALTY/CANDY
        67,100   Ariake Japan Co., Ltd.                                    1,831,438
                                                                      --------------
                 HOME FURNISHINGS
        73,900   Tenma Corp.                                               1,174,037
                                                                      --------------
                 INDUSTRIAL MACHINERY
       126,000   Tokyo Kikai Seisakusho, Ltd.                                354,189
        20,500   Union Tool Co.                                              724,973
                                                                      --------------
                                                                           1,079,162
                                                                      --------------
                 INDUSTRIAL SPECIALTIES
        34,900   Fujimi Inc.                                                 873,449
        37,800   Nitta Corp.                                                 529,913
        24,400   Taisei Lamick Co., Ltd.                                     529,906
                                                                      --------------
                                                                           1,933,268
                                                                      --------------
                 MAJOR TELECOMMUNICATIONS
           512   Vodafone Holdings K.K.                                    1,392,818
                                                                      --------------
                 MEDICAL SPECIALTIES
        21,000   Fukuda Denshi Co., Ltd.                                     584,603
        23,000   Nakanishi, Inc.                                           1,468,263
                                                                      --------------
                                                                           2,052,866
                                                                      --------------
                 MISCELLANEOUS MANUFACTURING
        94,000   Takuma Co., Ltd.                                            609,449
                                                                      --------------
                 MOVIES/ENTERTAINMENT
       273,000   Yomiuri Land Co., Ltd.                               $      901,088
                                                                      --------------
                 PACKAGED SOFTWARE
           146   Zentek Technology
                  Japan, Inc.*                                               488,520
                                                                      --------------
                 PROPERTY - CASUALTY INSURERS
       257,400   Nisshin Fire and Marine
                  Insurance Co., Ltd.                                        856,600
                                                                      --------------
                 REAL ESTATE DEVELOPMENT
       379,000   Daibiru Corp.                                             2,326,650
        24,000   Leopalace21 Corp.                                           401,959
       245,000   TOC Co., Ltd.                                             2,197,180
                                                                      --------------
                                                                           4,925,789
                                                                      --------------
                 RECREATIONAL PRODUCTS
        60,800   Tomy Co., Ltd.                                            1,013,333
                                                                      --------------
                 REGIONAL BANKS
        50,800   The Tokyo Tomin Bank, Ltd.                                1,252,956
                                                                      --------------
                 RESTAURANTS
        35,600   Hurxley Corp.                                               504,236
           560   Shidax Corp.                                                705,840
                                                                      --------------
                                                                           1,210,076
                                                                      --------------
                 SPECIALTY STORES
        21,100   Megane Top Co., Ltd.                                        206,829
                                                                      --------------
                 TOTAL JAPAN                                              37,672,063
                                                                      --------------
                 NETHERLANDS (1.6%)
                 AGRICULTURAL COMMODITIES/
                 MILLING
        26,774   Nutreco Holding NV                                          822,699
                                                                      --------------
                 FOOD RETAIL
       764,633   Laurus NV*                                                1,017,476
                                                                      --------------
                 TOTAL NETHERLANDS                                         1,840,175
                                                                      --------------
                 NEW ZEALAND (2.5%)
                 CASINO/GAMING
       293,178   Sky City Entertainment
                  Group Ltd.                                                 877,474
                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                   VALUE
------------------------------------------------------------------------------------
                 ELECTRONICS/APPLIANCES
       127,518   Fisher & Paykel Appliance
                  Holdings Ltd.                                       $      367,999
                                                                      --------------
                 MEDICAL SPECIALTIES
       191,365   Fisher & Paykel Healthcare
                  Corp., Ltd.                                              1,528,943
                                                                      --------------
                 TOTAL NEW ZEALAND                                         2,774,416
                                                                      --------------
                 NORWAY (1.0%)
                 FINANCIAL CONGLOMERATES
       172,056   DnB NOR ASA                                               1,089,237
                                                                      --------------
                 SPAIN (1.3%)
                 MISCELLANEOUS COMMERCIAL
                 SERVICES
        76,010   Amadeus Global Travel
                  Distribution S.A. (A Shares)                               457,470
                                                                      --------------
                 PULP & PAPER
        20,295   Miquel y Costas & Miquel,
                  S.A.                                                     1,005,911
                                                                      --------------
                 TOTAL SPAIN                                               1,463,381
                                                                      --------------
                 SWEDEN (2.5%)
                 INVESTMENT BANKS/BROKERS
        56,845   D. Carnegie & Co. AB                                        606,438
                                                                      --------------
                 MISCELLANEOUS COMMERCIAL
                 SERVICES
       172,259   Intrum Justitia AB*                                       1,044,835
                                                                      --------------
                 TOBACCO
       112,511   Swedish Match AB                                          1,188,975
                                                                      --------------
                 TOTAL SWEDEN                                              2,840,248
                                                                      --------------
                 SWITZERLAND (7.7%)
                 Building Products
         5,365   Schindler Holding AG                                      1,531,635
           874   Zehnder Group AG                                            899,788
                                                                      --------------
                                                                           2,431,423
                                                                      --------------
                 CONTAINERS/PACKAGING
         4,584   SIG Holding AG (Registered)                                 782,278
                                                                      --------------
                 MISCELLANEOUS MANUFACTURING
         4,393   Kaba Holding AG
                  (Registered B Shares)                               $      881,052
                                                                      --------------
                 MULTI-LINE INSURANCE
        19,985   Converium Holding AG                                      1,023,155
                                                                      --------------
                 PHARMACEUTICALS: MAJOR
         4,149   Galenica Holding AG
                  (Registered)                                               622,019
                                                                      --------------
                 PUBLISHING: BOOKS/
                 MAGAZINES
         3,008   Edipresse S.A.
                  (Bearer Shares)                                          1,472,817
                                                                      --------------
                 SPECIALTY STORES
         6,079   Valora Holding AG                                         1,437,339
                                                                      --------------
                 TOTAL SWITZERLAND                                         8,650,083
                                                                      --------------
                 UNITED KINGDOM (16.5%)
                 BROADCASTING
        99,041   Capital Radio PLC                                           824,659
                                                                      --------------
                 BUILDING PRODUCTS
       142,293   SIG PLC                                                     939,103
                                                                      --------------
                 CASINO/GAMING
        90,972   William Hill PLC                                            901,634
                                                                      --------------
                 CHEMICALS: SPECIALTY
       185,384   British Vita PLC                                            873,681
                                                                      --------------
                 COMMERCIAL PRINTING/FORMS
       164,571   De La Rue PLC                                               979,856
                                                                      --------------
                 ENGINEERING & CONSTRUCTION
       201,156   Jarvis PLC                                                  304,027
       140,214   Keller Group PLC                                            557,412
                                                                      --------------
                                                                             861,439
                                                                      --------------
                 FINANCE/RENTAL/LEASING
       307,005   Cattles PLC                                               1,841,969
                                                                      --------------
                 FOOD: SPECIALTY/CANDY
       294,850   Devro PLC                                                   567,173
                                                                      --------------
                 HOUSEHOLD/PERSONAL CARE
       148,646   SSL International PLC                                       865,976
                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                   VALUE
------------------------------------------------------------------------------------
                 INDUSTRIAL MACHINERY
       286,298   Fki PLC                                              $      580,882
       166,752   Rotork PLC                                                1,164,679
       117,450   Spirax-Sarco Engineering
                  PLC                                                      1,178,047
                                                                      --------------
                                                                           2,923,608
                                                                      --------------
                 LIFE/HEALTH INSURANCE
        93,247   Catlin Group Ltd. PLC*                                      599,608
                                                                      --------------
                 MISCELLANEOUS COMMERCIAL
                 SERVICES
       550,335   PHS Group PLC                                               776,325
                                                                      --------------
                 MISCELLANEOUS MANUFACTURING
       426,660   Novar PLC                                                   977,051
                                                                      --------------
                 OTHER TRANSPORTATION
       419,036   Stagecoach Group PLC                                        629,493
                                                                      --------------
                 PERSONNEL SERVICES
       140,708   Michael Page International
                  PLC                                                        435,643
                                                                      --------------
                 RESTAURANTS
       264,702   Luminar PLC                                               2,137,347
       378,259   Regent Inns PLC                                             272,060
                                                                      --------------
                                                                           2,409,407
                                                                      --------------
                 TRUCKING
       315,780   Wincanton PLC                                             1,222,968
                                                                      --------------
                 TOTAL UNITED KINGDOM                                     18,629,593
                                                                      --------------
                 TOTAL COMMON AND
                  PREFERRED STOCKS
                  (COST $87,659,273)                                     108,037,667
                                                                      --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
                 SHORT-TERM INVESTMENT (3.2%)
                 REPURCHASE AGREEMENT
$        3,624   Joint repurchase agreement
                  account 1.02% due
                  06/01/04 (dated 05/28/04;
                  proceeds $3,624,411) (a)
                  (COST $3,624,000)                                        3,624,000
                                                                      --------------
                 TOTAL INVESTMENTS
                  (COST $91,283,273)(b)                  98.8%        $  111,661,667
                 OTHER ASSETS IN EXCESS OF
                  LIABILITIES                             1.2              1,387,480
                                                        -----         --------------
                 NET ASSETS                             100.0%        $  113,049,147
                                                        =====         ==============

     *  NON-INCOME PRODUCING SECURITY.
    (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
    (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $94,071,717. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $19,836,587 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,246,637, RESULTING IN NET UNREALIZED APPRECIATION OF $17,589,950.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2004:

                                                           UNREALIZED
      CONTRACTS         IN EXCHANGE         DELIVERY      APPRECIATION
     TO DELIVER             FOR               DATE       (DEPRECIATION)
------------------------------------------------------------------------
$           5,315     AUD        7,449      06/01/04     $             4
$           3,986     EUR        3,263      06/01/04                  (3)
$          10,194     EUR        8,345      06/01/04                  (7)
$         103,509     GBP       56,393      06/01/04                (197)
CHF         4,956     $          3,963      06/01/04                  11
DKK       195,611     $         32,242      06/01/04                 136
EUR         4,237     $          5,195      06/01/04                  23
JPY    39,269,027     $        355,087      06/01/04                (998)
$          74,152     GBP       40,394      06/02/04                (150)
DKK       173,827     $         28,541      06/02/04                  11
                                                         ---------------
       Net unrealized depreciation                       $        (1,170)
                                                         ===============

CURRENCY ABBREVIATIONS:

AUD    Australian Dollar.
GBP    British Pound.
DKK    Danish Krone.
EUR    Euro.
JPY    Japanese Yen.
CHF    Swiss Franc.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

SUMMARY OF INVESTMENTS - MAY 31, 2004

                                                          PERCENT OF
INDUSTRY                                  VALUE           NET ASSETS
----------------------------------------------------------------------
Advertising/Marketing
 Services                             $    1,555,767               1.4%
Aerospace & Defense                        1,131,109               1.0
Agricultural Commodities/
 Milling                                     822,699               0.7
Apparel/Footwear                           1,456,928               1.3
Auto Parts: O.E.M                          1,953,168               1.7
Beverages: Alcoholic                         949,994               0.8
Beverages: Non-Alcoholic                   1,257,708               1.1
Broadcasting                               1,181,452               1.0
Building Products                          3,853,701               3.4
Casino/Gaming                              3,025,322               2.7
Chemicals: Agricultural                    1,117,245               1.0
Chemicals: Specialty                         873,681               0.8
Commercial Printing/Forms                  2,736,276               2.4
Construction Materials                     3,677,080               3.3
Consumer Sundries                          1,243,888               1.1
Containers/Packaging                         782,278               0.7
Electrical Products                        1,057,438               0.9
Electronic Components                      1,319,674               1.2
Electronic Production
 Equipment                                 1,283,732               1.1
Electronics/Appliances                     1,505,277               1.3
Engineering & Construction                 3,274,584               2.9
Finance/Rental/Leasing                     6,421,431               5.7
Financial Conglomerates                    1,557,585               1.3
Food Retail                                1,104,572               1.0
Food: Meat/Fish/Dairy                        196,953               0.2
Food: Specialty/Candy                      6,009,942               5.3
Home Furnishings                           1,415,827               1.3
Hospital/Nursing
 Management                                  547,295               0.5
Household/Personal Care                      865,976               0.8
Industrial Machinery                       6,546,463               5.8
Industrial Specialties                     1,933,268               1.7
Information Technology
 Services                                     48,884               0.0
Investment Banks/Brokers                     606,438               0.5
Life/Health Insurance                        599,608               0.5
Major Telecommunications              $    1,392,818               1.2%
Medical Distributors                         643,663               0.6
Medical Specialties                        3,581,809               3.2
Miscellaneous Commercial
 Services                                  3,457,117               3.1
Miscellaneous Manufacturing                2,467,552               2.2
Movies/Entertainment                         901,088               0.8
Multi-Line Insurance                       1,908,714               1.7
Office Equipment/Supplies                  2,279,286               2.0
Other Transportation                       2,498,967               2.2
Packaged Software                          1,330,918               1.2
Personnel Services                           435,643               0.4
Pharmaceuticals: Major                       622,019               0.6
Property - Casualty Insurers                 856,600               0.8
Publishing: Books/Magazines                1,472,817               1.3
Publishing: Newspapers                     1,460,376               1.3
Pulp & Paper                               1,005,911               0.9
Real Estate Development                    4,925,789               4.4
Recreational Products                      1,013,333               0.9
Regional Banks                             1,902,014               1.7
Repurchase Agreement                       3,624,000               3.2
Restaurants                                3,619,483               3.2
Specialty Stores                           1,644,168               1.4
Specialty Telecommunications                 804,641               0.7
Textiles                                     263,179               0.2
Tobacco                                    1,188,975               1.0
Trucking                                   1,222,968               1.1
Trucks/Construction/Farm
 Machinery                                 1,224,576               1.1
                                      --------------              ----
                                      $  111,661,667              98.8%
                                      ==============              ====

                                                          PERCENT OF
TYPE OF INVESTMENT                        VALUE           NET ASSETS
----------------------------------------------------------------------
Common Stocks                         $  106,904,037              94.6%
Preferred Stocks                           1,133,630               1.0
Short-Term Investment                      3,624,000               3.2
                                      --------------              ----
                                      $  111,661,667              98.8%
                                      ==============              ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004

ASSETS:
Investments in securities, at value (cost $91,283,273)                             $    111,661,667
Cash (including foreign currency valued at 76,275 with a cost of $75,593)                   130,079
Receivable for:
  Investments sold                                                                        1,076,318
  Shares of beneficial interest sold                                                        440,213
  Dividends                                                                                 327,847
  Foreign withholding taxes reclaimed                                                        64,806
Prepaid expenses and other assets                                                            13,531
                                                                                   ----------------
    TOTAL ASSETS                                                                        113,714,461
                                                                                   ----------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                            1,170
Payable for:
  Investments purchased                                                                     369,101
  Investment management fee                                                                 106,646
  Distribution fee                                                                           55,076
  Shares of beneficial interest redeemed                                                     47,766
Accrued expenses and other payables                                                          85,555
                                                                                   ----------------
    TOTAL LIABILITIES                                                                       665,314
                                                                                   ----------------
    NET ASSETS                                                                     $    113,049,147
                                                                                   ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $     95,657,923
Net unrealized appreciation                                                              20,382,060
Accumulated net investment loss                                                             (77,145)
Accumulated net realized loss                                                            (2,913,691)
                                                                                   ----------------
    NET ASSETS                                                                     $    113,049,147
                                                                                   ================
CLASS A SHARES:
Net Assets                                                                         $      4,109,016
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   304,989
    NET ASSET VALUE PER SHARE                                                      $          13.47
                                                                                   ================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                $          14.22
                                                                                   ================
CLASS B SHARES:
Net Assets                                                                         $     61,055,174
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 4,751,873
    NET ASSET VALUE PER SHARE                                                      $          12.85
                                                                                   ================
CLASS C SHARES:
Net Assets                                                                         $      4,895,833
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   381,257
    NET ASSET VALUE PER SHARE                                                      $          12.84
                                                                                   ================
CLASS D SHARES:
Net Assets                                                                         $     42,989,124
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 3,183,739
    NET ASSET VALUE PER SHARE                                                      $          13.50
                                                                                   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2004

NET INVESTMENT LOSS:
INCOME
Dividends (net of $235,772 foreign withholding tax)                                $      1,974,739
Interest                                                                                     38,972
                                                                                   ----------------
    TOTAL INCOME                                                                          2,013,711
                                                                                   ----------------
EXPENSES
Investment management fee                                                                   981,211
Distribution fee (Class A shares)                                                             6,954
Distribution fee (Class B shares)                                                           495,277
Distribution fee (Class C shares)                                                            33,022
Transfer agent fees and expenses                                                            180,321
Custodian fees                                                                              144,386
Professional fees                                                                            78,772
Registration fees                                                                            70,593
Shareholder reports and notices                                                              55,832
Trustees' fees and expenses                                                                   2,182
Other                                                                                        17,561
                                                                                   ----------------
    TOTAL EXPENSES                                                                        2,066,111
                                                                                   ----------------
    NET INVESTMENT LOSS                                                                     (52,400)
                                                                                   ----------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                              10,085,740
Foreign exchange transactions                                                                18,738
                                                                                   ----------------
    NET REALIZED GAIN                                                                    10,104,478
                                                                                   ----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                              19,790,454
Translation of forward foreign currency contracts, other assets and liabilities
  denominated in foreign currencies                                                         (39,294)
                                                                                   ----------------
    NET APPRECIATION                                                                     19,751,160
                                                                                   ----------------
    NET GAIN                                                                             29,855,638
                                                                                   ----------------
NET INCREASE                                                                       $     29,803,238
                                                                                   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR        FOR THE YEAR
                                                                                    ENDED               ENDED
                                                                                MAY 31, 2004        MAY 31, 2003
                                                                              ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                           $        (52,400)   $        (89,090)
Net realized gain (loss)                                                            10,104,478          (7,160,953)
Net change in unrealized appreciation                                               19,751,160           1,177,451
                                                                              ----------------    ----------------

    NET INCREASE (DECREASE)                                                         29,803,238          (6,072,592)

Net increase from transactions in shares of beneficial interest                     23,544,746          11,471,256
                                                                              ----------------    ----------------

    NET INCREASE                                                                    53,347,984           5,398,664

NET ASSETS:
Beginning of period                                                                 59,701,163          54,302,499
                                                                              ----------------    ----------------
END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $77,145 AND $171,955,
RESPECTIVELY)                                                                 $    113,049,147    $     59,701,163
                                                                              ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Effective August 11, 2003, the Investment Manager entered into a new Sub-Advisory Agreement with the Sub-Advisor, thereby replacing the previous Sub-Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Former Sub-Advisor"). Under both the current and the former Sub-Advisory Agreements, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Manager paid the Sub-Advisor compensation of $338,992 for the period August 11, 2003 through May 31, 2004 and paid the former Sub-Advisor compensation of $53,492 for the period June 1, 2003 through August 10, 2003.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,059,034 at May 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $10,651, $43,342 and $2,489, respectively and received $33,381 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2004 aggregated $63,548,933 and $42,296,581, respectively. Included in the aforementioned transactions are purchases and sales of $89,819 and $1,667,574, respectively, with other Morgan Stanley funds, including a net realized loss of $2,348.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At May 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $2,100.

At May 31, 2004, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 539,286 Class D shares of beneficial interest of the Fund.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE YEAR                        FOR THE YEAR
                                                           ENDED                               ENDED
                                                        MAY 31, 2004                        MAY 31, 2003
                                              --------------------------------    --------------------------------
                                                  SHARES            AMOUNT            SHARES            AMOUNT
                                              --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                               2,650,157    $   27,018,213         4,193,347    $   35,447,140
Redeemed                                          (3,071,143)      (30,720,580)       (3,577,538)      (30,469,591)
                                              --------------    --------------    --------------    --------------
Net increase (decrease) -- Class A                  (420,986)       (3,702,367)          615,809         4,977,549
                                              --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                               2,046,064        23,280,878         2,009,939        18,181,769
Redeemed                                          (1,425,253)      (16,047,113)       (2,231,684)      (18,400,337)
                                              --------------    --------------    --------------    --------------
Net increase (decrease) -- Class B                   620,811         7,233,765          (221,745)         (218,568)
                                              --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                                 314,895         3,594,710           217,551         1,820,287
Redeemed                                            (121,747)       (1,402,403)         (183,710)       (1,496,998)
                                              --------------    --------------    --------------    --------------
Net increase -- Class C                              193,148         2,192,307            33,841           323,289
                                              --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                               2,154,346        25,402,335         1,581,116        13,452,887
Redeemed                                            (625,341)       (7,581,294)         (816,855)       (7,063,901)
                                              --------------    --------------    --------------    --------------
Net increase -- Class D                            1,529,005        17,821,041           764,261         6,388,986
                                              --------------    --------------    --------------    --------------
Net increase in Fund                               1,921,978    $   23,544,746         1,192,166    $   11,471,256
                                              ==============    ==============    ==============    ==============

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                 $      362,941
Undistributed long-term gains                             --
                                              --------------
Net accumulated earnings                             362,941
Foreign tax credit pass-through                      207,120
Capital loss carryforward*                          (536,681)
Temporary differences                               (235,772)
Net unrealized appreciation                       17,593,616
                                              --------------
Total accumulated earnings                    $   17,391,224
                                              ==============

* During the year ended May 31, 2004, the Fund utilized $9,020,248 of its net capital loss carryforward. As of May 31, 2004, the Fund had a net capital loss carryforward of $536,681 which will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales, income from the mark-to-market of passive foreign investment companies ("PFICs") and foreign tax credit pass-through and permanent book/tax differences primarily attributable to foreign currency gains and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $6,823, accumulated net realized loss was charged $140,387 and accumulated net investment loss was credited $147,210.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2004, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At May 31, 2004, investments in securities of issuers in Japan represented 33.3% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                  FOR THE YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------
                                                   2004         2003         2002          2001          2000
                                                ---------    ---------     ---------     ---------     ---------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    9.12    $   10.10     $    9.96     $   11.42     $    8.93
                                                ---------    ---------     ---------     ---------     ---------

Income (loss) from investment operations:
  Net investment income (loss)@@                     0.04         0.03         (0.03)        (0.01)         0.02
  Net realized and unrealized gain (loss)            4.31        (1.01)         0.42         (1.34)         2.47
                                                ---------    ---------     ---------     ---------     ---------
Total income (loss) from investment
 operations                                          4.35        (0.98)         0.39         (1.35)         2.49
                                                ---------    ---------     ---------     ---------     ---------

Less dividends and distributions from:
  Net investment income                                 -            -             -         (0.11)            -
  Net realized gain                                     -            -         (0.25)            -             -
                                                ---------    ---------     ---------     ---------     ---------
Total dividends and distributions                       -            -         (0.25)        (0.11)            -
                                                ---------    ---------     ---------     ---------     ---------

Net asset value, end of period                  $   13.47    $    9.12     $   10.10     $    9.96     $   11.42
                                                =========    =========     =========     =========     =========

TOTAL RETURN+                                       47.70%       (9.70)%        4.33%       (11.96)%       28.40%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             2.03%        2.27%         2.40%         2.06%         2.10%
Net investment income (loss)                         0.32%        0.36%        (0.46)%        0.10%         0.00%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   4,109    $   6,623     $   1,113     $   4,917     $   1,950
Portfolio turnover rate                                52%          70%           62%           65%           94%

----------
@@ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------
                                                   2004         2003         2002          2001          2000
                                                ---------    ---------     ---------     ---------     ---------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    8.79    $    9.81     $    9.76     $   11.19     $    8.82
                                                ---------    ---------     ---------     ---------     ---------

Income (loss) from investment operations:
  Net investment loss@@                             (0.05)       (0.03)        (0.11)        (0.07)        (0.09)
  Net realized and unrealized gain (loss)            4.11        (0.99)         0.41         (1.35)         2.46
                                                ---------    ---------     ---------     ---------     ---------
Total income (loss) from investment
 operations                                          4.06        (1.02)         0.30         (1.42)         2.37
                                                ---------    ---------     ---------     ---------     ---------

Less dividends and distributions from:
  Net investment income                                 -            -             -         (0.01)            -
  Net realized gain                                     -            -         (0.25)            -             -
                                                ---------    ---------     ---------     ---------     ---------
Total dividends and distributions                       -            -         (0.25)        (0.01)            -
                                                ---------    ---------     ---------     ---------     ---------

Net asset value, end of period                  $   12.85    $    8.79     $    9.81     $    9.76     $   11.19
                                                =========    =========     =========     =========     =========

TOTAL RETURN+                                       46.19%      (10.40)%        3.49%       (12.74)%       27.27%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             2.79%        3.03%         3.16%         2.86%         2.86%
Net investment loss                                 (0.44)%      (0.40)%       (1.22)%       (0.68)%       (0.76)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  61,055    $  36,299     $  42,684     $  44,681     $  66,038
Portfolio turnover rate                                52%          70%           62%           65%           94%

----------
@@ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------
                                                   2004         2003         2002          2001          2000
                                                ---------    ---------     ---------     ---------     ---------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    8.78    $    9.80     $    9.73     $   11.21     $    8.83
                                                ---------    ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment loss@@                             (0.04)       (0.03)        (0.08)        (0.03)        (0.07)
  Net realized and unrealized gain (loss)            4.10        (0.99)         0.40         (1.39)         2.45
                                                ---------    ---------     ---------     ---------     ---------
Total income (loss) from investment
 operations                                          4.06        (1.02)         0.32         (1.42)         2.38
                                                ---------    ---------     ---------     ---------     ---------

Less dividends and distributions from:
  Net investment income                                 -            -             -         (0.06)            -
  Net realized gain                                     -            -         (0.25)            -             -
                                                ---------    ---------     ---------     ---------     ---------
Total dividends and distributions                       -            -         (0.25)        (0.06)            -
                                                ---------    ---------     ---------     ---------     ---------

Net asset value, end of period                  $   12.84    $    8.78     $    9.80     $    9.73     $   11.21
                                                =========    =========     =========     =========     =========

TOTAL RETURN+                                       46.24%      (10.41)%        3.71%       (12.78)%       27.21%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             2.79%        3.00%         2.89%         2.86%         2.86%
Net investment loss                                 (0.44)%      (0.37)%       (0.95)%       (0.68)%       (0.76)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   4,896    $   1,652     $   1,511     $     979     $   1,042
Portfolio turnover rate                                52%          70%           62%           65%           94%

----------
@@ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  FOR THE YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------
                                                   2004         2003         2002          2001          2000
                                                ---------    ---------     ---------     ---------     ---------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    9.14    $   10.10     $    9.95     $   11.45     $    8.94
                                                ---------    ---------     ---------     ---------     ---------

Income (loss) from investment operations:
  Net investment income (loss)@@                     0.08         0.05         (0.01)         0.07          0.03
  Net realized and unrealized gain (loss)            4.28        (1.01)         0.41         (1.42)         2.48
                                                ---------    ---------     ---------     ---------     ---------
Total income (loss) from investment
 operations                                          4.36        (0.96)         0.40         (1.35)         2.51
                                                ---------    ---------     ---------     ---------     ---------

Less dividends and distributions from:
  Net investment income                                 -            -             -         (0.15)            -
  Net realized gain                                     -            -         (0.25)            -             -
                                                ---------    ---------     ---------     ---------     ---------
Total dividends and distributions                       -            -         (0.25)        (0.15)            -
                                                ---------    ---------     ---------     ---------     ---------

Net asset value, end of period                  $   13.50    $    9.14     $   10.10     $    9.95     $   11.45
                                                =========    =========     =========     =========     =========

TOTAL RETURN+                                       47.70%       (9.50)%        4.54%       (11.92)%       28.48%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             1.79%        2.03%         2.16%         1.86%         1.86%
Net investment income (loss)                         0.56%        0.60%        (0.22)%        0.32%         0.24%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  42,989    $  15,128     $   8,995     $   5,306     $   1,813
Portfolio turnover rate                                52%          70%           62%           65%           94%

----------
@@ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY INTERNATIONAL SMALLCAP FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International SmallCap Fund (the "Fund"), including the portfolio of investments, as of May 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International SmallCap Fund as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 19, 2004

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

TRUSTEE AND OFFICER INFORMATION


INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                       TERM OF                                                    IN FUND
                         POSITION(S)  OFFICE AND                                                  COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH   LENGTH OF                                                   OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***    HELD BY TRUSTEE
------------------------ ----------- ------------ --------------------------------------------- ------------- ----------------------
Michael Bozic (63)       Trustee     Since        Private Investor; Director or Trustee of the  208           Director of Weirton
c/o Kramer Levin                     April 1994   Retail Funds (since April 1994) and the                     Steel Corporation.
Naftalis & Frankel LLP                            Institutional Funds (since July 2003);
Counsel to the                                    formerly Vice Chairman of Kmart Corporation
Independent Trustees                              (December 1998-October 2000), Chairman and
919 Third Avenue                                  Chief Executive Officer of Levitz Furniture
New York, NY                                      Corporation (November 1995-November 1998)
                                                  and President and Chief Executive Officer of
                                                  Hills Department Stores (May 1991-July
                                                  1995); formerly variously Chairman, Chief
                                                  Executive Officer, President and Chief
                                                  Operating Officer (1987-1991) of the Sears
                                                  Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (71)       Trustee     Since        Managing Director of Summit Ventures          208           Director of Franklin
c/o Summit Ventures LLC              January 1993 LLC; Director or Trustee of the Retail Funds                Covey (time management
1 Utah Center                                     (since January 1993) and the Institutional                  systems), BMW Bank of
201 S. Main Street                                Funds (since July 2003); member of the Utah                 North America, Inc.
Salt Lake City, UT                                Regional Advisory Board of Pacific Corp.;                   (industrial loan
                                                  formerly United States Senator (R-Utah)                     corporation), United
                                                  (1974-1992) and Chairman, Senate Banking                    Space Alliance (joint
                                                  Committee (1980-1986), Mayor of Salt Lake                   venture between
                                                  City, Utah (1971-1974), Astronaut, Space                    Lockheed Martin and
                                                  Shuttle Discovery (April 12-19, 1985), and                  the Boeing Company)
                                                  Vice Chairman, Huntsman Corporation                         and Nuskin Asia
                                                  (chemical company).                                         Pacific (multilevel
                                                                                                              marketing); member of
                                                                                                              the board of various
                                                                                                              civic and charitable
                                                                                                              organizations.

Wayne E. Hedien (70)     Trustee     Since        Retired; Director or Trustee of the Retail    208           Director of The PMI
c/o Kramer Levin                     September    Funds (since September 1997) and the                        Group Inc. (private
Naftalis & Frankel LLP               1997         Institutional Funds (since July 2003);                      mortgage insurance);
Counsel to the                                    formerly associated with the Allstate                       Trustee and Vice
Independent Trustees                              Companies (1966-1994), most recently as                     Chairman of The Field
919 Third Avenue                                  Chairman of The Allstate Corporation (March                 Museum of Natural
New York, NY                                      1993-December 1994) and Chairman and Chief                  History; director of
                                                  Executive Officer of its wholly-owned                       various other business
                                                  subsidiary, Allstate Insurance Company (July                and charitable
                                                  1989-December 1994).                                        organizations.

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                       TERM OF                                                    IN FUND
                         POSITION(S)  OFFICE AND                                                  COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH   LENGTH OF                                                   OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***     HELD BY TRUSTEE
------------------------ ----------- ------------ --------------------------------------------- ------------- ----------------------
Dr. Manuel H. Johnson    Trustee     Since July   Senior Partner, Johnson Smick International,  208           Director of NVR, Inc.
(55)                                 1991         Inc., a consulting firm; Chairman of the                    (home construction);
c/o Johnson Smick                                 Audit Committee and Director or Trustee of                  Chairman and Trustee
International, Inc.                               the Retail Funds (since July 1991) and the                  of the Financial
2099 Pennsylvania                                 Institutional Funds (since July 2003);                      Accounting Foundation
Avenue, N.W.                                      Co-Chairman and a founder of the Group of                   (oversight
Suite 950                                         Seven Council (G7C), an international                       organization of the
Washington, D.C.                                  economic commission; formerly Vice Chairman                 Financial Accounting
                                                  of the Board of Governors of the Federal                    Standards Board);
                                                  Reserve System and Assistant Secretary of                   Director of RBS
                                                  the U.S. Treasury.                                          Greenwich Capital
                                                                                                              Holdings (financial
                                                                                                              holding company).

Joseph J. Kearns (61)    Trustee     Since July   President, Kearns & Associates LLC            209           Director of Electro
PMB754                               2003         (investment consulting); Deputy Chairman of                 Rent Corporation
23852 Pacific Coast                               the Audit Committee and Director or Trustee                 (equipment leasing),
Highway                                           of the Retail Funds (since July 2003) and                   The Ford Family
Malibu, CA                                        the Institutional Funds (since August                       Foundation, and the
                                                  1994); previously Chairman of the Audit                     UCLA Foundation.
                                                  Committee of the Institutional Funds
                                                  (October 2001-July 2003); formerly CFO of
                                                  the J. Paul Getty Trust.

Michael E. Nugent (68)   Trustee     Since July   General Partner of Triumph Capital, L.P., a   208           Director of various
c/o Triumph                          1991         private investment partnership; Chairman of                 business
Capital, L.P.                                     the Insurance Committee and Director or                     organizations.
445 Park Avenue                                   Trustee of the Retail Funds (since July
New York, NY                                      1991) and the Institutional Funds (since
                                                  July 2001); formerly Vice President, Bankers
                                                  Trust Company and BT Capital Corporation
                                                  (1984-1988).

Fergus Reid (71)         Trustee     Since July   Chairman of Lumelite Plastics Corporation;    209           Trustee and Director
c/o Lumelite Plastics                2003         Chairman of the Governance Committee and                    of certain investment
Corporation                                       Director or Trustee of the Retail Funds                     companies in the
85 Charles Colman Blvd.                           (since July 2003) and the Institutional                     JPMorgan Funds complex
Pawling, NY                                       Funds (since June 1992).                                    managed by J.P. Morgan
                                                                                                              Investment Management
                                                                                                              Inc.

INTERESTED TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                       TERM OF                                                    IN FUND
                         POSITION(S)  OFFICE AND                                                  COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH   LENGTH OF                                                   OVERSEEN     OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***     HELD BY TRUSTEE
------------------------ ----------- ------------ --------------------------------------------- ------------- ----------------------
Charles A. Fiumefreddo   Chairman of Since July   Chairman and Director or Trustee of the       208           None
(71)                     the Board   1991         Retail Funds (since July 1991) and the
c/o Morgan Stanley Trust and Trustee              Institutional Funds (since July 2003);
Harborside Financial                              formerly Chief Executive Officer of the
Center,                                           Retail Funds (until September 2002).
Plaza Two,
Jersey City, NJ

James F. Higgins (56)    Trustee     Since        Director or Trustee of the Retail Funds       208           Director of AXA
c/o Morgan Stanley Trust             June 2000    (since June 2000) and the Institutional                     Financial, Inc. and
Harborside Financial                              Funds (since July 2003); Senior Advisor of                  The Equitable Life
Center,                                           Morgan Stanley (since August 2000); Director                Assurance Society of
Plaza Two,                                        of the Distributor and Dean Witter Realty                   the United States
Jersey City, NJ                                   Inc.; previously President and Chief                        (financial services).
                                                  Operating Officer of the Private Client
                                                  Group of Morgan Stanley (May 1999-August
                                                  2000), and President and Chief Operating
                                                  Officer of Individual Securities of Morgan
                                                  Stanley (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                             TERM OF
                                        POSITION(S)         OFFICE AND
    NAME, AGE AND ADDRESS OF             HELD WITH          LENGTH OF
       EXECUTIVE OFFICER                REGISTRANT         TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------   ---------------   -------------------   ------------------------------------------------------
Mitchell M. Merin (50)                President         Since May 1999        President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                   Stanley Investment Management Inc.; President,
New York, NY                                                                  Director and Chief Executive Officer of the Investment
                                                                              Manager and Morgan Stanley Services; Chairman and
                                                                              Director of the Distributor; Chairman and Director of
                                                                              the Transfer Agent; Director of various Morgan Stanley
                                                                              subsidiaries; President of the Institutional Funds
                                                                              (since July 2003) and President of the Retail Funds
                                                                              (since May 1999); Trustee (since July 2003) and
                                                                              President (since December 2002) of the Van Kampen
                                                                              Closed-End Funds; Trustee (since May 1999) and
                                                                              President (since October 2002) of the Van Kampen
                                                                              Open-End Funds.

Barry Fink (49)                       Vice President    Since February        General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                             1997                  (since December 2000) of Morgan Stanley Investment
New York, NY                                                                  Management; Managing Director (since December 2000),
                                                                              Secretary (since February 1997) and Director (since
                                                                              July 1998) of the Investment Manager and Morgan
                                                                              Stanley Services; Vice President of the Retail Funds;
                                                                              Assistant Secretary of Morgan Stanley DW; Vice
                                                                              President of the Institutional Funds (since July
                                                                              2003); Managing Director, Secretary and Director of
                                                                              the Distributor; previously Secretary (February 1997-
                                                                              July 2003) and General Counsel (February 1997-April
                                                                              2004) of the Retail Funds; Vice President and
                                                                              Assistant General Counsel of the Investment Manager
                                                                              and Morgan Stanley Services (February 1997-December
                                                                              2001).

Ronald E. Robison (65)                Executive Vice    Since April 2003      Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas           President and                           November 2003); Managing Director of Morgan Stanley &
New York, NY                          Principal                               Co. Incorporated, Managing Director of Morgan Stanley;
                                      Executive                               Managing Director, Chief Administrative Officer and
                                      Officer                                 Director of the Investment Manager and Morgan Stanley
                                                                              Services; Chief Executive Officer and Director of the
                                                                              Transfer Agent; Managing Director and Director of the
                                                                              Distributor; Executive Vice President and Principal
                                                                              Executive Officer of the Institutional Funds (since
                                                                              July 2003) and the Retail Funds (since April 2003);
                                                                              Director of Morgan Stanley SICAV (since May 2004);
                                                                              previously President and Director of the Institutional
                                                                              Funds (March 2001-July 2003) and Chief Global
                                                                              Operations Officer and Managing Director of Morgan
                                                                              Stanley Investment Management Inc.

Joseph J. McAlinden (61)              Vice President    Since July 1995       Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                                   Investment Manager and Morgan Stanley Investment
New York, NY                                                                  Management Inc., Director of the Transfer Agent, Chief
                                                                              Investment Officer of the Van Kampen Funds; Vice
                                                                              President of the Institutional Funds (since July 2003)
                                                                              and the Retail Funds (since July 1995).

Stefanie V. Chang (37)                Vice President    Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                   Incorporated, Morgan Stanley Investment Management
New York, NY                                                                  Inc., and the Investment Manager; Vice President of
                                                                              the Institutional Funds (since December 1997) and the
                                                                              Retail Funds (since July 2003); formerly practiced law
                                                                              with the New York law firm of Rogers & Wells (now
                                                                              Clifford Chance US LLP).

                                                           TERM OF
                                      POSITION(S)         OFFICE AND
   NAME, AGE AND ADDRESS OF           HELD WITH           LENGTH OF
      EXECUTIVE OFFICER               REGISTRANT         TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------   ----------------   ------------------   -----------------------------------------------------
Francis J. Smith (38)              Treasurer and      Treasurer since      Executive Director of the Investment Manager and
c/o Morgan Stanley Trust           Chief Financial    July 2003 and        Morgan Stanley Services (since December 2001);
Harborside Financial Center,       Officer            Chief Financial      previously Vice President of the Retail Funds
Plaza Two,                                            Officer since        (September 2002-July 2003), and Vice President
Jersey City, NJ                                       September 2002       of the Investment Manager and Morgan Stanley
                                                                           Services (August 2000-November 2001) and Senior Manager
                                                                           at PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)              Vice President     Since July 2003      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                                   Treasurer of the Investment Manager, the Distributor
Harborside Financial Center,                                               and Morgan Stanley Services; previously Treasurer
Plaza Two,                                                                 of the Retail Funds (April 1989-July 2003);
Jersey City, NJ                                                            formerly First Vice President of the Investment
                                                                           Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37)                Secretary          Since July 2003      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                Incorporated, Morgan Stanley Investment Management
New York, NY                                                               Inc. and the Investment Manager; Secretary of the
                                                                           Institutional Funds (since June 1999) and the
                                                                           Retail Funds (since July 2003); formerly practiced law
                                                                           with the New York law firms of McDermott, Will & Emery
                                                                           and Skadden, Arps, Slate, Meagher & Flom LLP.

----------------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW
Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                   INTERNATIONAL
                                                                  SMALL CAP FUND

                                                                   ANNUAL REPORT
                                                                    MAY 31, 2004

[MORGAN STANLEY LOGO]

38543RPT-RA04-00338P-Y05/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2) Not applicable.

     (3) Not applicable.


Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2004

                                               REGISTRANT       COVERED ENTITIES(1)
            AUDIT FEES                         $     38,530     N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES            $        452(2)  $  3,364,576(2)
                 TAX FEES                      $      6,186(3)  $    652,431(4)
                 ALL OTHER FEES                $          -     $          -
            TOTAL NON-AUDIT FEES               $      6,638     $  4,017,007

            TOTAL                              $     45,168     $  4,017,007

          2003
                                               REGISTRANT       COVERED ENTITIES(1)
            AUDIT FEES                         $     39,213     N/A

            NON-AUDIT FEES
                  AUDIT-RELATED FEES           $      1,341(2)  $  2,620,902(2)
                  TAX FEES                     $      6,515(3)  $    302,377
                  ALL OTHER FEES               $          -     $    423,095(5)
            TOTAL NON-AUDIT FEES               $      7,856     $  3,346,374

            TOTAL                              $     47,069     $  3,346,374


           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
           (3)    Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
                  review of the Registrant's tax returns.
           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                            AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits


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(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004